Property and Equipment	12 Months Ended
Oct. 31, 2019
Property And Equipment
Property and Equipment

7.	Property and Equipment

	Furniture and Fixtures	Computer and Office Equipment	Production Equipment and Other	Construction in Progress - Warehouse	Leasehold Improvements	Total
COST
Balance - October 31, 2017	750	2,230	169,403	536,008	326,731	1,035,122
Additions	-	73,653	199,827	772,746	9,648	1,055,874
Disposals	-	-	(12,115)	-	-	(12,115)
Transfers	(750)	-	-	(730,596)	731,346	-
Balance - October 31, 2018	-	75,883	357,115	578,158	1,067,725	2,078,881
Additions	-	50,481	86,483	17,308	242,745	397,017
Disposals	-	(70,403)	-	(118,683)	-	(189,086)
Balance - October 31, 2019	-	55,961	443,598	476,783	1,310,470	2,286,812
ACCUMULATED AMORTIZATION
Balance - October 31, 2017	6	145	13,133	-	32,642	45,926
Transfers	(6)	-	-	-	6	-
Amortization for the period	-	1,762	61,036	-	397,248	460,046
Disposals	-	-	(3,012)	-	-	(3,012)
Balance - October 31, 2018	-	1,907	71,157	-	429,896	502,960
Amortization for the period	-	17,794	61,322	-	239,819	318,935
Balance – October 31, 2019	-	19,701	132,479	-	669,715	821,895
NET BOOK VALUE
As at October 31, 2018	$-	$73,976	$285,958	$578,158	$637,829	$1,575,921
As at October 31, 2019	$-	$36,260	$311,119	$476,783	$640,755	$1,464,917

At October 31, 2019, $129,202 in amortization costs were included in cost of sales, $18,365 in amortization costs were included in biological assets, and $108,073 in amortization costs were included in inventory.